Equity - Additional Information (Detail)	1 Months Ended		3 Months Ended	6 Months Ended					12 Months Ended
	Apr. 30, 2024 USD ($)	Jan. 31, 2024 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2025 EUR (€) € / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€) shares
Disclosure of classes of share capital [line items]
Authorized share capital | €				€ 14,100,000
Nominal value per share | € / shares				€ 0.12			€ 0.12
Number of shares issued and fully paid				54,737,043		54,007,711					54,379,491
Share capital | €				€ 6,568,445		€ 6,500,000					€ 6,525,539
Proceeds from sales			$ 350,000,000	29,458		632,737
Sale of ordinary share | €						€ 12,609
Proceeds from issue of ordinary shares				€ 9,300,000	$ 9,800,000		€ 64,200,000	$ 70,000,000
Shares sold at the public offering price | € / shares				€ 0.12			€ 0.12
Purchase price per share | $ / shares								$ 10.07
Proceeds from exercise of pre-funded warrants | $		$ 10,000.00
Issuance of ordinary shares		1,375,000
Leerink Partners [member]
Disclosure of classes of share capital [line items]
At-the-market program providing for sales from time to time | $	$ 175,000,000
Payments for share issue costs				€ 300,000	300,000
Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Nominal value per share | € / shares									€ 0.12
Proceeds from sales									€ 261,600,000	$ 282,000,000
Bank fees									€ 16,700,000	$ 18,000,000
Shares sold at the public offering price | € / shares									€ 0.12
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized				117,500,000
Number of shares issued and fully paid				54,737,043							54,379,491
Sale of ordinary share | $					$ 593,927			$ 6,951,340
Ordinary Shares [member] | S V B Leerink [Member]
Disclosure of classes of share capital [line items]
At-the-market program providing for sales from time to time | $			$ 75,000,000
Ordinary Shares [member] | Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid									11,125,000
Pre-funded warrants [member] | Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid									1,375,000